Acquisition of a subsidiary - Schedule of Analysis of net cash outflow (Details) ¥ in Thousands	Mar. 31, 2022 CNY (¥)
Acquisition of a subsidiary
Cash considerations paid	¥ 694,479
Less: cash and cash equivalents acquired	(10,996)
Net cash outflow	¥ 683,483